Issued Capital - Changes (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2019	Oct. 24, 2019	Sep. 10, 2019	Dec. 31, 2018	Nov. 07, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share capital (in shares)	17,340,641,302		16,618,114,582			16,236,573,942		16,136,153,582
Share capital	€ 8,670		€ 8,309			€ 8,118		€ 8,068
Capital increase		€ 361			€ 191		€ 50
New shares issued (in shares)		722,526,720			381,540,640		100,420,360
Shares issued as a percentage of shared capital					2.35%		0.62%
Takeover bid threshold percentage		4.35%			16.69%
Nominal value per share (in euro per share)	€ 0.50		€ 0.50
Number of shares equivalent to a Crest Depositary Interest (CDI)	1
Number of shares equivalent to an American Depositary Receipt (BDR)	1
State Street Bank and Trust Company
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	13.54%
Bank of New York Mellon Corporation
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	8.25%
Chase Nominees Ltd.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	7.74%
EC Nominees Limited
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	3.55%
BNP Paribas
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	3.07%
Caceis Bank
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	3.01%
Blackrock, Inc.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital				5.426%